KIRKLAND & ELLIS LLP
                PARTNERSHIPS INCLUDING PROFESSIONAL CORPORATIONS



                               300 North LaSalle
                            Chicago, Illinois 60654

                               December 30, 2010

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

                  Re:      Kirr, Marbach Partners Value Fund
                           (Registration Nos. 333-65829; 811-9067)

Dear Ladies and Gentlemen:

We hereby file Post Effective Amendment No. 14 to the Fund's Registration Statement on Form N-1A pursuant to Rule 485(a)(1) under the Securities Act of 1993, as amended (the "Act"). This filing reflects changes made to the registration statement in response to comments we received on December 22, 2010. Per our subsequent discussions, we hereby request acceleration of the effectiveness of this post-effective amendment to December 30, 2010 pursuant to Rule 461 of the Act.

Please do not hesitate to contact me at (312) 862-2512 or Nabil Sabki at (312) 862-2369 if you have any questions.

                                                     Very truly yours,

                                                     KIRKLAND & ELLIS LLP

                                                     /s/ Robert Morrison
                                                     -----------------------
                                                     Robert Morrison